SCHEDULE H, LINE 4a- SCHEDULE OF DELINQUENT DEPOSITS OF PARTICIPANT CONTRIBUTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	65-0829355
Plan number	002
Transferred late to plan	$ 12,631	$ 2,994
Contributions Not Corrected	143	0
Contributions Corrected Outside VFCP*	12,631	2,994
Contributions Pending Correction in VFCP*	0	0
Total Fully Corrected Under VFCP* and PTE** 2002-51	$ 0	$ 0